Accrued Expenses (Details Narrative) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014
Agreement date	2014-05-07	2014-03-20
Shares issued to consultant	2,500,000
Share issued, value	$ 300,000
Assignment Agreement
Agreement date		2014-05-07
Shares issued to consultant		2,500,000
Share issued, value		$ 300,000